Document and Entity Information	10 Months Ended
Oct. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HYDROCARB ENERGY CORP
Entity Central Index Key	0001425808
Current Fiscal Year End Date	--07-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2013